Summary of material accounting policy information - Narrative (Details)		12 Months Ended
	Apr. 28, 2023	Dec. 31, 2024
Know how
Accounting Policies [Line Items]
Useful life of intangible asset		5 years
Tom Ford International LLC | Concessions, licenses, trademarks and patents
Accounting Policies [Line Items]
Useful life of intangible asset	30 years
Right-of-use guaranteed years	20 years
Right-of-use automatic renewal term	10 years